Income tax - Disclosure of reconciliation between expense of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax
Tax benefit calculated at statutory tax rates	$ (7,989)	$ (3,972)	$ (4,509)
Effect of differences between statutory tax rates and foreign effective tax rates	2,804	(1,172)	213
Non-taxable other income	(274)	(275)	(738)
Non-deductible expenses	6,784	4,861	4,208
Valuation allowance	(1,188)	735	1,034
Outside basis difference	518	486
Others		(115)	14
Income tax expense	$ 655	$ 548	$ 222